Revenue, operating profit and segment analysis - Additional information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) segment	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of operating segments
Number of operating segments | segment	4
Aggregate amount of transaction price for performance obligations not yet delivered	£ 35	£ 55
Revenue recognition period	2 years
Share of results of joint ventures and associates	£ 44	43	£ 46
Risk
Disclosure of operating segments
Share of results of joint ventures and associates	(1)	0	(1)
Scientific, Technical & Medical
Disclosure of operating segments
Share of results of joint ventures and associates	1	0	0
Legal
Disclosure of operating segments
Share of results of joint ventures and associates	6	7	10
Exhibitions
Disclosure of operating segments
Share of results of joint ventures and associates	£ 38	£ 36	£ 37